Average Annual Total Returns - PGIM Jennison International Opportunities Fund	A One Year	A Five Years	A Ten Years	A SinceInception	A InceptionDate	C One Year	C Five Years	C Ten Years	C SinceInception	C InceptionDate	R One Year	R Five Years	R Ten Years	R SinceInception	R InceptionDate	Z One Year	Z Five Years	Z Ten Years	Z SinceInception	Z InceptionDate	Z Return After Taxes on Distributions One Year	Z Return After Taxes on Distributions Five Years	Z Return After Taxes on Distributions Ten Years	Z Return After Taxes on Distributions SinceInception	Z Return After Taxes on Distributions InceptionDate	Z Return After Taxes on Distributions and Sale of Fund Shares One Year	Z Return After Taxes on Distributions and Sale of Fund Shares Five Years	Z Return After Taxes on Distributions and Sale of Fund Shares Ten Years	Z Return After Taxes on Distributions and Sale of Fund Shares SinceInception	Z Return After Taxes on Distributions and Sale of Fund Shares InceptionDate	R2 One Year	R2 Five Years	R2 Ten Years	R2 SinceInception	R2 InceptionDate	R4 One Year	R4 Five Years	R4 Ten Years	R4 SinceInception	R4 InceptionDate	R6 One Year	R6 Five Years	R6 Ten Years	R6 SinceInception	R6 InceptionDate	MSCI All Country World Index ex-US One Year	MSCI All Country World Index ex-US Five Years	MSCI All Country World Index ex-US Ten Years	MSCI All Country World Index ex-US SinceInception
Total	46.72%	18.81%		14.56%	Jun. 05, 2012	53.01%	19.22%		14.44%	Jun. 05, 2012	54.68%			21.62%	Nov. 20, 2017	55.57%	20.42%		15.59%	Jun. 05, 2012	55.57%	20.40%		15.41%	Jun. 05, 2012	32.90%	16.72%		13.01%	Jun. 05, 2012	55.00%			47.09%	Dec. 27, 2018	55.36%			47.47%	Dec. 27, 2018	55.61%	20.51%		20.18%	Dec. 23, 2015	10.65%	8.93%		7.96%	[1]

[1]	Since Inception returns for the Index are measured from the closest month-end to the inception date for Class A shares, Class C shares and Class Z shares.